CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 157		$ 1,557		$ 76,286
Accounts receivables, net
Prepaid expenses	18,000
Deferred assets
Due from related parties
Cash in attorney trust account					11,834
Total current assets	18,157		1,557		88,120
Non-current assets
Property and equipment, at cost, net			615		902
Total Assets	18,157		2,172		89,022
Current liabilities:
Accounts payable & accrued liabilities			33,000		17,500
Notes payable			269,277		117,199
Due to related party	95,600		19,443
Total current liabilities	95,600		321,720		134,699
Total liabilities	95,600
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 13,500 and 23,500 issued and outstandingtanding	135		235		100
Common stock, $0.0001 par value, 200,000,000 shares authorized, 1,668,049 and 518,105 shares issued and 1,653,873 and 503,929 shares outstanding	167		5,181		5,181
Additional paid-in capital	9,064,446		8,664,158		8,451,308
Subscription receivable
Treasury stock, 14,176 and 14,176 shares at cost	(60,395)		(60,395)		(40,773)
Accumulated (deficit)	(9,081,796)		(8,928,727)		(8,461,493)
Total stockholders' equity (deficit)	(77,443)		(319,548)		(45,677)
Total Liabilities and Stockholders' equity (deficit)	18,157		$ 2,172		$ 89,022
QDM Holdings Limited [Member]
Current assets:
Cash and cash equivalents	54,359	$ 62,399		$ 24,716
Accounts receivables, net	17,142	9,865		48,713
Other receivable				38,462
Prepaid expenses	15,597	13,672		19,471
Deferred assets	115,000
Due from related parties	10,009	20,316
Total current assets	212,107	106,252		131,362
Non-current assets
Property and equipment, at cost, net	167	335		2,366
Total Assets	212,274	106,587		133,728
Current liabilities:
Accounts payable & accrued liabilities	7,489	3,774		11,761
Due to related party	182,243	24,628		71,904
Total current liabilities	189,732	28,402		83,665
Total liabilities	189,732	28,402		83,665
Stockholders' equity (deficit):
Common stock, $0.0001 par value, 200,000,000 shares authorized, 1,668,049 and 518,105 shares issued and 1,653,873 and 503,929 shares outstanding	50,000	50,000		1,282
Additional paid-in capital	408,974	408,974		408,974
Subscription receivable	(48,718)	(48,718)		(53,205)
Treasury stock, 14,176 and 14,176 shares at cost
Accumulated (deficit)	(387,714)	(332,071)		(306,988)
Total stockholders' equity (deficit)	22,542	78,185		50,063
Total Liabilities and Stockholders' equity (deficit)	$ 212,274	$ 106,587		$ 133,728